Debt - Term Loan (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 15, 2013	Mar. 29, 2013
Related Party Transaction [Line Items]
Amount of repayment paid in cash	$ 4,345,000	$ 0	$ 0
Value of the shares given as part of the repayment		1,000,000	500,000
Stockholder
Related Party Transaction [Line Items]
Amount borrowed under the Promissory Note					10,000,000
Amount of repayment paid in cash				4,345,000
Stockholder | Private placement
Related Party Transaction [Line Items]
Number of shares given to the stockholder as part of the repayment				314,147
Share price at which the shares were valued (in usd per share)				$ 18.00
Value of the shares given as part of the repayment				$ 5,655,000
Stockholder | Through May 31, 2013
Related Party Transaction [Line Items]
Stated interest rate					5.00%
Stockholder | After May 31, 2013
Related Party Transaction [Line Items]
Stated interest rate					12.50%